RELATED PARTIES TRANSACTIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Loans to Related Parties [Roll Forward]
Beginning balance	$ 5,289
Additions	1,811
Deductions	(2,003)
Ending balance	5,097
Loans 90 days past due	$ 0